Cover Page	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001862490
Current Fiscal Year End Date	--06-30
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41226
Entity Registrant Name	Tritium DCFC Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	48 Miller Street
Entity Address, City or Town	Murarrie
Entity Address, Postal Zip Code	4172
Entity Address, Country	AU
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	DCFC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	153,094,269
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1379
Auditor Location	Brisbane, Australia
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	DCFCW
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Michael Collins
Contact Personnel Email Address	mcollins@tritium.com.au
Entity Address, Address Line One	48 Miller Street
Entity Address, City or Town	Murarrie
Entity Address, Postal Zip Code	4172
Entity Address, Country	AU
City Area Code	+1
Local Phone Number	602 617 2501